Commitments and Contingencies - Schedule of Monthly Payments (Details) - CFO Agreement [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
$0 – $250,000 [Member] | Minimum [Member]
Schedule of Monthly Payments [Line Items]
Funds Raised	$ 3,750	$ 3,750
$0 – $250,000 [Member] | Maximum [Member]
Schedule of Monthly Payments [Line Items]
Paid Monthly		5,000
$250,000 – $750,000 [Member] | Minimum [Member]
Schedule of Monthly Payments [Line Items]
Funds Raised	$ 5,000	5,000
$250,000 – $750,000 [Member] | Maximum [Member]
Schedule of Monthly Payments [Line Items]
Paid Monthly		$ 3,750